CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		11 Months Ended	12 Months Ended		44 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (18,660)	$ (8,151)	$ (20,797)	$ (21,117)	$ (1,997)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	50,595	50,210	12,077	66,946	62,571
Amortization of intangible lease assets	25,841	25,950	2,870	34,600	30,808
Amortization of deferred financing costs	3,408	11,497	291	12,663	4,588
Amortization of mortgage premiums on borrowings	(3,221)	(5,624)	0	(7,208)	(6,096)
Discount accretion and premium amortization on investments, net	(28)	(18)	0	(96)	0
Amortization (accretion) of market lease and other intangibles, net	506	1,249	(22)	1,666	1,421
Share-based compensation	52	40	137	51	21
Loss on sale of commercial mortgage-backed securities			0	1,585	0
Gain on sale of other real estate securities, net	0	(738)	(125)	(738)	(297)
Loss on assets held for sale	(56,900)		0	5,476	0
Changes in assets and liabilities:
Prepaid expenses and other assets	(6,638)	(6,560)	(14,457)	(7,878)	353
Accounts payable and accrued expenses	6,101	2,188	5,193	1,177	2,417
Deferred rent and other liabilities	(1,865)	(245)	1,216	2,331	6,022
Net cash provided by (used in) operating activities	55,754	69,798	(13,617)	89,458	99,811
Cash flows from investing activities:
Origination of commercial mortgage loans	0	(79,410)	0	(79,410)	0
Proceeds from sale of commercial mortgage-backed securities	56,884	0	0	28,624	0
Purchase of commercial mortgage-backed securities	0	(30,198)	0	(30,198)	0
Investment in real estate and other assets	(34,244)	0	(1,127,075)	0	(538,130)
Deposits for real estate acquisitions			(33,035)	0	0
Proceeds from investment securities	0	19,266	51,160	19,266	47,316
Proceeds from sale of real estate	15,521	0
Payments for purchase of investment securities			(116,582)	0	0
Net cash used in investing activities	38,161	(90,342)	(1,225,532)	(61,718)	(490,814)
Cash flows from financing activities:
Proceeds from mortgage notes payable	0	655,000	0	780,000	0
Payments on mortgage notes payable	(752)	(716)	0	(196,431)	(989)
Proceeds from credit facility			0	0	423,000
Payments on credit facility	0	(423,000)	0	(423,000)	0
Payments of deferred financing costs	(3,512)	(17,078)	(8,180)	(18,806)	(10,622)
Proceeds from issuances of common stock			1,537,164	0	127	$ 1,600,000
Payments of offering costs and fees related to stock issuances			(173,721)	0	(37)
Common stock repurchases	(16,253)	(11,649)	(88)	(31,725)	(2,020)
Distributions paid	(60,509)	(46,905)	(14,850)	(74,151)	(44,872)
Restricted cash	(3)	(37,947)	0	(7,887)	0
Net cash provided by financing activities	(81,029)	117,705	1,340,325	28,000	364,587
Net change in cash and cash equivalents	12,886	97,161	101,176	55,740	(26,416)
Cash and cash equivalents, beginning of period	130,500	74,760	0	74,760	101,176	0
Cash and cash equivalents, end of period	143,386	171,921	101,176	130,500	74,760	$ 143,386
Supplemental Disclosures:
Cash paid for interest	36,901	27,506	178	42,696	27,115
Cash paid for income taxes	738	810	1	877	422
Offering costs in accounts payable and accrued expenses			238	0	0
Receivables for issuances of common stock			127	0	0
Accrued common stock repurchases			114	16,063	5,075
Transfer Mortgage Payable	13,941	0
Non-Cash Investing and Financing Activities:
Proceeds from mortgage note payable used to acquire investments in real estate			8,830	0	462,238
Premium on mortgage note payable			334	0	27,862
Common stock issued through distribution reinvestment plan	$ 20,499	$ 34,806	$ 20,429	$ 34,806	$ 60,977